Share-Based Payments - Deferred Compensation (Details)	Sep. 30, 2011 Employee [Member]	Dec. 31, 2010 Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount	25.00%	33.33%